Share capital (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders Equity Note [Abstract]
Schedule of common stock outstanding roll forward
In millions	December 31,	2016	2015	2014
Issued common shares		763.8	788.6	809.4
Common shares in Share Trusts		(1.8)	(1.4)	-
Outstanding common shares		762.0	787.2	809.4

Schedule of activity under share repurchase programs

The following table provides the information related to the share repurchase programs for the years ended December 31, 2016, 2015 and 2014:

In millions, except per share data	Year ended December 31,	2016	2015	2014
Number of common shares repurchased (1)		26.4	23.3	22.4
Weighted-average price per share (2)		$75.85	$75.20	$67.38
Amount of repurchase (3)		$2,000	$1,750	$1,505

(1)	Includes repurchases of common shares in each quarter of 2016 and the first, third and fourth quarters of 2015, and the first and fourth quarters of 2014 pursuant to private agreements between the Company and arm’s-length third-party sellers.
(2) Includes brokerage fees where applicable.
(3)	Includes settlements in subsequent periods.